Investments accounted for using equity method	12 Months Ended
Dec. 31, 2020
Disclosure of investments accounted for using equity method [Abstract]
Disclosure of investments accounted for using equity method [text block]
Note 16 Investments accounted for using equity method

Joint ventures and Associates

As of
December 31, 2020 and 2019
, the Company recorded investments qualifying as joint venture and associates.

The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2020	As of December 31, 2019
	%	ThCh$	ThCh$
Cervecería Austral S.A.	50.00	9,968,250	8,607,390
Foods Compañía de Alimentos CCU Ltda. (1)	50.00	-	1,709,803
Central Cervecera de Colombia S.A.S.	50.00	28,125,779	25,334,386
Zona Franca Central Cervecera S.A.S.	50.00	91,652,215	99,278,045
Total joint ventures		129,746,244	134,929,624
Other companies		1,360,541	1,168,438
Total associated		1,360,541	1,168,438
Total		131,106,785	136,098,062
(1) See
Note 16 - Investments accounted for by the equity method, number (2).

The abovementioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Total	1,894,770	1,894,770

The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Cervecería Austral S.A.	1,799,437	1,930,395	1,638,811
Foods Compañía de Alimentos CCU Ltda.	(354,154)	897,526	792,376
Central Cervecera de Colombia S.A.S.	(11,577,019)	(18,755,448)	(11,804,950)
Zona Franca Central Cervecera S.A.S.	1,690,661	(562,416)	(391,465)
Total joint ventures	(8,441,075)	(16,489,943)	(9,765,228)
Bebidas Bolivianas BBO S.A.	-	-	(921,812)
Other companies (1)	3,866	58,184	(128,480)
Total associated	3,866	58,184	(1,050,292)
Total	(8,437,209)	(16,431,759)	(10,815,520)
(1)

See
Note 15 – Business combinations, letter a)
.
(2)

See
Note 15 – Business combinations, letter d)
.

Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Balance at the beginning of year	136,098,062	142,017,781
Other payments to acquire interests in joint ventures	19,287,372	13,549,638
Participation in the joint ventures and associates (loss)	(8,437,209)	(16,431,759)
Capital decrease (1)	(1,355,651)	(11,200,000)
Dividends received	(423,669)	(614,591)
Business combinations (2)	-	(241,885)
Others (*)	(14,062,120)	9,018,878
Total	131,106,785	136,098,062
(1)

See
Note 16 – Investments accounted for using equity method, number (2).
(2)

See
Note 15 – Business combinations letter d).
(*) Mainly includes effects from the conversion of joint ventures.

Significant matters regarding investments accounted for using the equity method are detailed as follows:

(1) Cervecería Austral S.A.

It is a closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.

(2)
Foods Compañía de Alimentos CCU
Ltda.
(Foods)

Foods, is a closed stock company that participated in the business of snacks and foods in Chile. At the end of 2015, Foods sold the Calaf and Natur brands to Empresas Carozzi S.A. In addition, Foods was the main shareholder of Alimentos Nutrabien S.A. and owned the Nutra Bien brand. On December 17, 2018, Foods and subsidiary CCU Inversiones S.A. sold 100% of the shares of Alimentos Nutrabien S.A. to Ideal S.A.

On November 18, 2019 at the Ordinary Shareholders Meeting, it was agreed to decrease the capital of the company by an amount of ThCh$ 22,400,000, leaving a final capital of ThCh$ 12,144,358. This decrease was paid in proportion to the number of shares held by each shareholder as of the date of said Meeting.

In the Extraordinary Shareholders' Meeting held on September 23, 2020, it was agreed to transform the company into a limited liability company (LLC), which was renamed as Foods Compañía de Alimentos CCU Limitada.

On November 11, 2020, Foods Compañía de Alimentos CCU Limitada was liquidated.

As a result of the aforementioned the shareholder CCU Inversiones S.A. exchanged its investment for assets: cash, which is presented in the Statement of Cash Flows under Investment flows in the line Other cash movements, and land and facilities in the Consolidated Financial Statement in the Item Investment Properties.

The effect on the results was not significant and it was recognized within Other gain (losses).

(3) Central Cervecera de Colombia S.A.S.
and Zona Franca Central Cervecera S.A.S.

On November 10, 2014, CCU, directly and through its subsidiaries CCU Inversiones II Limitada, and Grupo Postobón have established a joint arrangement through a company named Central Cervecera de Colombia S.A.S. (the "Company"), in which CCU and Grupo Postobón participate as equal shareholders. The purpose of this Company is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products).

Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Inversiones ll Limitada, acquired 50%
of the shares of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreement and that qualifies as a joint operation, in which CCU and Grupo Postobón participate as equal shareholders. The amount of this transaction was
US$ 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free trade zones; manufacturing and selling products of its own brands and through licenses to CCC. CCC markets these products.

The associations mentioned above involved the construction of a beer production plant, with an annual total capacity of
3,000,000 hectoliters.

The Parties will also invest in CCC and ZF CC an approximate amount of US$ 200,000,000 in equal parts, following a gradual investment plan agreed by the parties.

As of December 31, 2020 and 2019, the total amount contributed to CCC and ZF CC was US$ 279,394,156 (equivalents to ThCh$ 185,986,330) and US$ 255,734,458 (equivalents to ThCh$ 166,698,958), respectively.

The Company does not have any contingent liabilities related to joint ventures and associates as D ecember 31, 2020
.

As of December 31, 2020 and 2019, the significant items of the financial statements of 100% of joint ventures and associates are summarized as follows:

	Joint ventures
	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Assets and Liabilities
Current assets	86,429,862	135,905,220
Non-current assets	290,767,946	319,779,443
Current liabilities	58,255,727	122,826,437
Non-current liabilities	62,082,064	65,850,124

	Joint ventures
	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	186,220,125	124,808,755	70,296,729
Operating result	(17,903,426)	(42,670,725)	(21,173,985)
Net income for year	(17,637,644)	(31,752,130)	(19,886,274)
Other comprehensive income	10,808,355	(49,363,608)	(24,720,721)
Depreciation and amortization	(16,209,859)	(11,386,595)	(2,656,715)